Business Combinations (Table)	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Fair value of identifiable assets acquired and liabilities assumed	The following table presents the fair values of the consideration and major classes of identifiable assets acquired and liabilities assumed by PEF as of October 15, 2021.
	Book value prior to
	purchase accounting	Fair value	As recorded by
(In thousands)	adjustments	adjustments	Popular, Inc.
Cash consideration	$156,628	$-	$156,628
Contingent consideration	-	9,241	9,241
Total consideration	$156,628	$9,241	$165,869
Assets:
Cash and due from banks	$800	$-	$800
Commercial loans	118,907	(3,332)	115,575
Premises and equipment	6,987	2,009	8,996
Accrued income receivable	57	-	57
Other assets	2,822	-	2,822
Other intangible assets	-	2,887	2,887
Total assets	$129,573	$1,564	$131,137
Liabilities:
Other liabilities	14,439	-	14,439
Total liabilities	$14,439	$-	$14,439
Net assets acquired	$115,134	$1,564	$116,698
Goodwill on acquisition			$49,171